OTHER INVESTMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER INVESTMENTS
As of beginning of the year	$ 749,027	$ 281,668
Acquisition of business under common control	0	0
Addition during the year	511,706	515,840
Disposal during the year	0	(6,392)
Written off during the year	(1,776)	0
Fair value gain	(70,628)	(29,850)
Foreign exchange translation	(37,431)	(12,239)
As of end of the year	$ 1,150,898	$ 749,027